S000001147 [Member] Investment Objectives and Goals - TCW METWEST TOTAL RETURN BOND FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TCW MetWest Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Total Return Bond Fund seeks to maximize long-term total return.